RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Q3)	9 Months Ended
Sep. 30, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the Company’s financial statements as of September 30, 2021, the Company concluded it should restate its financial statements to classify all Public Shares in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company previously determined the Class A ordinary shares subject to possible redemption to be equal to the redemption value of $10.00 per Class A ordinary shares while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company restated this interpretation to include temporary equity in net tangible assets. Accordingly, effective with this filing, the Company presents all redeemable Class A ordinary shares as temporary equity and recognizes accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480.
As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A ordinary shares. The Company will present this restatement in a prospective manner in all future filings. Under this approach, the previously issued Initial Public Offering Balance Sheet and Form 10-Q’s will not be amended, but historical amounts presented in the current and future filings will be recast to be consistent with the current presentation, and an explanatory footnote will be provided.
In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also restated its income (loss) per ordinary share calculation to allocate net income (loss) pro rata to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares pro rata in the income (loss) of the Company.
There has been no change in the Company’s total assets, liabilities, operating results or cash position and cash held in trust.
The impact of the restatement on the Company’s financial statements is reflected in the following table.
Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$147,873,086	$27,214,414	$175,087,500
Class A ordinary shares	$268	$(268)	$—
Additional paid-in capital	$2,211,724	$(2,211,724)	$—
Accumulated deficit	$2,787,582	$(25,002,422)	$(22,214,840)
Total shareholders’ equity (deficit)	$5,000,005	$(27,214,414)	$(22,214,409)
Number of shares subject to redemption	14,568,777	2,681,223	17,250,000

Balance Sheet as of June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$145,217,796	$29,869,704	$175,087,500
Class A ordinary shares	$294	$(294)	$—
Additional paid-in capital	$4,866,988	$(4,866,988)	$—
Accumulated deficit	$132,294	$(25,002,422)	$(24,870,128)
Total shareholders’ equity (deficit)	$5,000,007	$(29,869,704)	$(24,869,697)
Number of shares subject to redemption	14,307,172	2,942,828	17,250,000

Condensed Consolidated Statement of Changes in Shareholders’ Equity (Deficit) as of March 31, 2021 (unaudited)
Change in value of Class A ordinary shares subject to redemption	$(10,586,338)	$10,586,338	$—

Condensed Consolidated Statement of Changes in Shareholders’ Equity (Deficit) as of June 30, 2021 (unaudited)
Change in value of Class A ordinary shares subject to redemption	$(2,655,290)	$2,655,290	$—

Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$10,586,338	$(10,586,338)	$—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$7,931,048	$(7,931,048)	$—

Statement of Operations for the three months ended March 31, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	17,250,000	—	17,250,000
Basic and diluted net income per share, Class A ordinary shares	$—	$0.49	$0.49
Weighted average shares outstanding, Class B ordinary shares	4,312,500	—	4,312,500
Basic and diluted net loss per share, Class B ordinary shares	$2.45	$(1.96)	$0.49

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Statement of Operations for the three months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	17,250,000	—	17,250,000
Basic and diluted net income per share, Class A ordinary shares	$—	$(0.12)	$(0.12)
Weighted average shares outstanding, Class B ordinary shares	4,312,500	—	4,312,500
Basic and diluted net loss per share, Class B ordinary shares	$(0.62)	$0.50	$(0.12)

Statement of Operations for the six months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	17,250,000	—	17,250,000
Basic and diluted net income per share, Class A ordinary shares	$—	$0.37	$0.37
Weighted average shares outstanding, Class B ordinary shares	4,312,500	—	4,312,500
Basic and diluted net loss per share, Class B ordinary shares	$1.84	$(1.47)	$0.37
Going Concern
In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until May 23, 2022 to consummate the proposed Business Combination. If a business combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, should a business combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after May 23, 2022. The Company intends to complete the proposed Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by May 23, 2022.